Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employeeb[Member]
Loss Per Share (Details) [Line Items]
Warrants option awards outstanding	$ 7,846,290
Non Employee[Member]
Loss Per Share (Details) [Line Items]
Warrants option awards outstanding		9,203,124